Equity-accounted investees - Interests in Total Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	$ 30,595	$ 18,413
Joint ventures
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	30,595	16,867	$ 20,424
TOTAL LIABILITIES	0	0
Associates
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	0	1,546	$ 1,212
TOTAL LIABILITIES	0	0
Associates | Joint ventures
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	30,595	18,413
TOTAL LIABILITIES	$ 0	$ 0